UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2013
(Unaudited)

	Shares	Value
Common Stocks - 96.6%
Automobiles & Components - 2.5%
Ford Motor Co.	700,000	$9,065,000
Banks - 1.7%
M&T Bank Corp.	20,000	2,053,800
Mitsubishi UFJ Financial Group, Inc. - ADR	750,000	4,245,000
		6,298,800
Capital Goods - 6.9%
General Electric Co.	600,000	13,368,000
Illinois Tool Works, Inc.	100,000	6,283,000
The Boeing Co.	75,000	5,540,250
		25,191,250
Commercial& Professional Services - 1.9%
Steelcase, Inc.	500,000	6,815,000
Consumer Services - 1.0%
DeVry, Inc.	150,000	3,775,500
Diversified Financials - 2.2%
The Bank of New York Mellon Corp.	300,000	8,148,000
Energy - 13.4%
Cameco Corp. (a)	171,400	3,693,670
Chesapeake Energy Corp.	300,000	6,054,000
Energen Corp.	100,000	4,814,000
Exxon Mobil Corp.	150,000	13,495,500
Murphy Oil Corp.	150,000	8,928,000
Schlumberger Ltd. (a)	150,000	11,707,500
		48,692,670
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.	100,000	6,995,000
Food, Beverage & Tobacco - 5.0%
Campbell Soup Co.	200,000	7,342,000
PepsiCo, Inc.	50,000	3,642,500
The Coca-Cola Co.	200,000	7,448,000
		18,432,500
Household & Personal Products - 4.6%
Colgate-Palmolive Co.	50,000	5,368,500
The Procter & Gamble Co.	150,000	11,274,000
		16,642,500
Insurance - 4.9%
Aflac, Inc.	150,000	7,959,000
Fidelity National Financial, Inc.	200,000	5,020,000
XL Group PLC (a)	171,000	4,740,120
		17,719,120
Materials - 9.8%
BHP Billiton Ltd. - ADR	60,000	4,723,200
Cliffs Natural Resources, Inc.	100,000	3,731,000
EI du Pont de Nemours & Co.	250,000	11,862,500

Newmont Mining Corp.	250,000	10,740,000
Sonoco Products Co.	150,000	4,648,500
		35,705,200
Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
Alkermes PLC (a)(b)	200,000	4,610,000
Isis Pharmaceuticals, Inc. (b)	360,000	5,230,800
Johnson & Johnson	150,000	11,088,000
Merck & Co., Inc.	150,000	6,487,500
Pfizer, Inc.	400,000	10,912,000
		38,328,300
Retailing - 1.6%
Lowe's Companies, Inc.	150,000	5,728,500
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc.	500,000	6,455,000
Intel Corp.	400,000	8,416,000
		14,871,000
Software & Services - 11.1%
Automatic Data Processing, Inc.	100,000	5,929,000
Google, Inc. (b)	12,500	9,446,125
Mastercard, Inc.	15,000	7,776,000
Microsoft Corp.	500,000	13,735,000
VeriFone Systems, Inc. (b)	100,000	3,472,000
		40,358,125
Technology Hardware & Equipment - 7.8%
Apple, Inc.	10,000	4,553,100
Bio-key International, Inc. (b)(c)(d)(e)	47,090	–
Cisco Systems, Inc.	400,000	8,228,000
EMC Corp. (b)	125,000	3,076,250
Hitachi Ltd. - ADR	75,000	4,461,750
Xerox Corp.	1,000,000	8,010,000
		28,329,100
Telecommunication Services - 1.5%
Verizon Communications, Inc.	125,000	5,451,250
Transportation - 0.8%
FedEx Corp.	30,000	3,043,500
Utilities - 3.4%
NextEra Energy, Inc.	175,000	12,608,750
Total Common Stocks (Cost $286,171,962)		352,199,065

Real Estate Investment Trust (REIT) - 2.5%
Real Estate - 2.5%
Weyerhaeuser Co.	300,000	9,036,000
Total Real Estate Investment Trust (Cost $5,203,028)		9,036,000

Warrant - 0.0%
Technology Hardware & Equipment - 0.0%
EMCORE Corp.
Expiration: 02/19/13, Exercise Price: $60.24 (b)(c)(d)(e)	9,844	–
Total Warrant (Cost $0)		–

Short-Term Investment - 0.3%
Money Market Fund - 0.3%
AIM STIT-Treasury Portfolio, 0.02% (f)	1,033,704	1,033,704
Total Short-Term Investment (Cost $1,033,704)		1,033,704

Total Investments (Cost $292,408,694) - 99.4%		362,268,769
Other Assets in Excess of Liabilities - 0.6%		2,149,560
Total Net Assets - 100.0%		$364,418,329

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Foreign issued security. Foreign concentration (including ADRs) was as follows: Australia 1.3%; Canada 1.0%;
Ireland 2.6%; Japan 2.4%; Netherlands Antilles 3.2%;
(b) Non-income producing security.
(c) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at Janaury 31, 2013 was $0 which represented 0.0% of net assets.
(d) Fair valued security.The aggregate value of fair valued securities as of January 31, 2013 was $0 which represented 0.0% of net assets.
(e) Security is considered illiquid and may be difficult to sell.
(f) Variable rate security. The rate shown is as of January 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2013
(Unaudited)
	Shares	Value
Common Stocks - 100.0%
Automobiles & Components - 1.3%
BorgWarner, Inc. (a)	1,800	$133,524
Standard Motor Products, Inc.	5,600	129,976
Tenneco, Inc. (a)	5,500	192,280
The Goodyear Tire & Rubber Co. (a)	23,000	316,480
Thor Industries, Inc.	2,700	113,616
		885,876
Banks - 3.1%
City National Corp.	3,300	174,768
First Republic Bank	4,900	174,881
Pinnacle Financial Partners, Inc. (a)	31,100	667,717
SCBT Financial Corp.	8,200	345,220
Signature Bank (a)	8,100	598,833
Texas Capital Bancshares, Inc. (a)	3,600	149,040
		2,110,459
Capital Goods - 10.2%
Acuity Brands, Inc.	4,200	288,960
AMETEK, Inc.	13,950	571,811
AO Smith Corp.	5,900	408,752
B/E Aerospace, Inc. (a)	6,000	308,940
Beacon Roofing Supply, Inc. (a)	5,900	213,226
Donaldson Co., Inc.	8,100	304,641
DXP Enterprises, Inc. (a)	3,000	170,700
Esterline Technologies Corp. (a)	2,600	172,614
Fastenal Co.	6,900	342,792
Hexcel Corp. (a)	8,000	214,320
Hubbell, Inc.	3,700	336,885
Lincoln Electric Holdings, Inc.	10,300	555,479
Middleby Corp. (a)	1,500	212,040
Nordson Corp.	5,000	338,100
The Toro Co.	2,300	101,269
TransDigm Group, Inc.	3,600	487,584
Triumph Group, Inc.	2,900	204,073
United Rentals, Inc. (a)	4,900	248,038
Valmont Industries, Inc.	2,500	364,300
WABCO Holdings, Inc. (a)	2,200	137,852
Wabtec Corp.	6,400	599,168
Watsco, Inc.	4,200	316,470
Woodward, Inc.	3,500	134,435
		7,032,449
Commercial & Professional Services - 1.2%
Clean Harbors, Inc. (a)	2,400	133,416
Copart, Inc. (a)	4,000	143,640
Equifax, Inc.	7,500	440,250
Multi-Color Corp.	4,300	103,028
		820,334

Consumer Durables & Apparel - 6.5%
Deckers Outdoor Corp. (a)	4,400	175,780
Fossil, Inc. (a)	3,800	401,204
Hanesbrands, Inc. (a)	12,600	472,248
Harman International Industries, Inc.	3,200	143,296
Hermes International Industries, Inc. (b)	1,600	520,197
Michael Kors Holdings Ltd. (a)(b)	4,500	252,585
Polaris Industries, Inc.	6,800	592,212
Prada SpA (b)	59,500	534,744
Ralph Lauren Corp.	4,100	682,568
Tupperware Brands Corp.	4,300	327,660
Under Armour, Inc. (a)	4,300	218,741
Whirlpool Corp.	1,600	184,608
		4,505,843
Consumer Services - 4.8%
BJ's Restaurants, Inc. (a)	5,100	163,047
Buffalo Wild Wings, Inc. (a)	2,700	198,585
Chipotle Mexican Grill, Inc. (a)	800	245,608
Domino's Pizza, Inc.	6,800	316,676
Dunkin' Brands Group, Inc.	13,500	492,885
Hillenbrand, Inc.	6,900	170,775
Panera Bread Co. (a)	2,900	463,449
Starbucks Corp.	9,100	510,692
Starwood Hotels & Resorts Worldwide, Inc.	3,100	190,371
Wyndham Worldwide Corp.	4,000	223,160
Wynn Resorts Ltd.	2,700	338,094
		3,313,342
Diversified Financials - 4.6%
Affiliated Managers Group, Inc. (a)	1,900	273,467
Blackstone Group LP	28,000	518,000
KKR & Co. LP	28,000	472,640
Lazard Ltd. (b)	6,800	235,620
MSCI, Inc. (a)	7,000	236,180
Portfolio Recovery Associates, Inc. (a)	1,300	139,035
T. Rowe Price Group, Inc.	9,500	678,775
The Charles Schwab Corp.	27,000	446,310
Waddell & Reed Financial, Inc.	4,600	182,620
		3,182,647
Energy - 6.0%
BPZ Resources, Inc. (a)	42,500	133,875
Cameron International Corp. (a)	3,700	234,247
Core Laboratories NV (b)	8,200	1,046,648
Dresser-Rand Group, Inc. (a)	5,200	317,460
Dril-Quip, Inc. (a)	3,400	275,706
FMC Technologies, Inc. (a)	10,200	482,970
Halcon Resources Corp. (a)	46,200	352,968
Oceaneering International, Inc.	8,300	524,643
Oil States International, Inc. (a)	3,100	240,498
Rosetta Resources, Inc. (a)	4,200	222,684
SM Energy Co.	5,100	296,616
		4,128,315

Food & Staples Retailing - 1.0%
The Fresh Market, Inc. (a)	13,400	655,126
Food, Beverage & Tobacco - 2.6%
Annies, Inc. (a)	3,900	139,854
Constellation Brands, Inc. (a)	9,400	304,184
J&J Snack Foods Corp.	2,000	136,300
Mead Johnson Nutrition Co.	4,500	342,000
The Boston Beer Co., Inc. (a)	600	84,204
The Hain Celestial Group, Inc. (a)	13,300	757,967
		1,764,509
Health Care Equipment & Services - 5.6%
Align Technology, Inc. (a)	4,900	153,664
athenahealth, Inc. (a)	2,100	181,587
Catamaran Corp. (a)(b)	10,800	560,412
Cerus Corp. (a)	32,200	102,074
DexCom, Inc. (a)	22,500	342,675
HeartWare International, Inc. (a)	4,700	424,786
HMS Holdings Corp. (a)	5,700	155,382
Hologic, Inc. (a)	16,200	386,208
IDEXX Laboratories, Inc. (a)	4,100	390,361
Insulet Corp. (a)	9,500	219,165
MWI Veterinary Supply, Inc. (a)	2,300	258,313
ResMed, Inc.	3,900	170,820
Sirona Dental Systems, Inc. (a)	4,500	299,115
Tornier NV (a)(b)	13,500	232,740
		3,877,302
Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	3,700	213,823
Herbalife Ltd. (b)	6,300	228,816
		442,639
Materials - 5.3%
Airgas, Inc.	3,700	352,388
Albemarle Corp.	4,000	245,240
Aptargroup, Inc.	2,600	133,978
Axiall Corp.	4,300	241,574
Carpenter Technology Corp.	3,000	156,990
Crown Holdings, Inc. (a)	5,600	212,016
Ecolab, Inc.	5,800	419,920
HB Fuller Co.	3,400	132,872
Owens-Illinois, Inc. (a)	17,100	406,980
Schweitzer-Mauduit International, Inc.	7,000	285,180
Silgan Holdings, Inc.	5,600	240,240
Valspar Corp.	5,300	351,284
WR Grace & Co. (a)	7,000	502,600
		3,681,262
Media - 0.6%
The McGraw Hill Companies, Inc.	2,500	143,800
Morningstar, Inc.	4,200	284,298
		428,098
Pharmaceuticals, Biotechnology & Life Sciences - 14.6%
Achillion Pharmaceuticals, Inc. (a)	48,500	435,530
Aegerion Pharmaceuticals, Inc. (a)	7,800	220,818
Alexion Pharmaceuticals, Inc. (a)	7,000	657,930

Algeta ASA (a)(b)	10,500	321,368
Alkermes PLC (a)(b)	6,800	156,740
Alnylam Pharmaceuticals, Inc. (a)	14,600	352,298
Ariad Pharmaceuticals, Inc. (a)	9,900	196,812
Auxilium Pharmaceuticals, Inc. (a)	7,200	132,480
BioMarin Pharmaceutical, Inc. (a)	8,700	477,543
Cepheid, Inc. (a)	10,500	380,310
Cubist Pharmaceuticals, Inc. (a)	6,200	266,848
Endo Health Solutions, Inc. (a)	4,500	142,470
Endocyte, Inc. (a)	10,700	107,321
Exact Sciences Corp. (a)	10,900	120,118
Genomic Health, Inc. (a)	9,200	258,060
Gilead Sciences, Inc. (a)	4,600	181,470
Incyte Corp., Ltd. (a)	10,300	189,314
Medivation, Inc. (a)	7,500	407,700
Neurocrine Biosciences, Inc. (a)	11,500	104,190
NPS Pharmaceuticals, Inc. (a)	27,300	241,332
Onyx Pharmaceuticals, Inc. (a)	6,900	534,888
Pharmacyclics, Inc. (a)	14,100	977,553
Raptor Pharmaceutical Corp. (a)	22,000	119,020
Regeneron Pharmaceuticals, Inc. (a)	3,325	578,350
Regulus Therapeutics, Inc. (a)	4,000	24,040
Salix Pharmaceuticals, Inc. (a)	6,000	287,400
Sarepta Therapeutics, Inc. (a)	8,300	224,515
Seattle Genetics, Inc. (a)	16,000	471,200
Synageva BioPharma Corp. (a)	7,700	356,202
Threshold Pharmaceuticals, Inc. (a)	23,300	107,646
United Therapeutics Corp. (a)	3,100	167,059
Valeant Pharmaceuticals International, Inc. (a)(b)	6,500	431,080
Vertex Pharmaceuticals, Inc. (a)	5,200	232,856
ViroPharma, Inc. (a)	7,100	189,286
		10,051,747
Retailing - 7.7%
Abercrombie & Fitch Co.	5,700	285,000
Aeropostale, Inc. (a)	10,000	135,300
American Eagle Outfitters, Inc.	10,100	204,121
Dick's Sporting Goods, Inc.	5,300	252,227
GNC Holdings, Inc.	8,600	309,084
LKQ Corp. (a)	17,000	380,630
L'Occitane International SA (b)	115,500	347,003
PetSmart, Inc.	9,400	614,854
priceline.com, Inc. (a)	1,425	976,795
Sally Beauty Holdings, Inc. (a)	8,000	212,320
Tractor Supply Co.	7,200	746,424
Ulta Salon Cosmetics & Fragrance, Inc.	4,900	479,318
Urban Outfitters, Inc. (a)	7,700	329,483
		5,272,559
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp.	5,000	162,250
Cavium, Inc. (a)	8,800	294,272
Cirrus Logic, Inc. (a)	11,000	310,530
Skyworks Solutions, Inc. (a)	17,300	414,162
		1,181,214

Software & Services - 17.4%
Alliance Data Systems Corp. (a)	2,700	425,520
ANSYS, Inc. (a)	7,300	537,280
Aspen Technology, Inc. (a)	11,700	358,020
Cadence Design Systems, Inc. (a)	14,500	201,985
CommVault Systems, Inc. (a)	4,700	360,631
Concur Technologies, Inc. (a)	6,500	434,850
Equinix, Inc. (a)	1,000	215,430
Facebook, Inc. (a)	59,000	1,827,230
FactSet Research Systems, Inc.	2,800	259,056
Fortinet, Inc. (a)	5,200	122,668
Gartner, Inc. (a)	5,200	267,852
IAC/InterActiveCorp.	5,900	243,375
Informatica Corp. (a)	8,300	307,183
LinkedIn Corp. (a)	6,000	742,740
Manhattan Associates, Inc. (a)	6,500	445,315
MICROS Systems, Inc. (a)	7,800	359,034
NetSuite, Inc. (a)	9,100	639,093
Nuance Communications, Inc. (a)	16,100	387,205
PTC, Inc. (a)	10,900	252,662
Rackspace Hosting, Inc. (a)	6,000	452,100
Red Hat, Inc. (a)	5,800	322,248
Salesforce.com, Inc. (a)	2,000	344,260
SolarWinds, Inc. (a)	9,200	500,664
Solera Holdings, Inc.	7,400	405,594
Tangoe, Inc. (a)	21,400	309,230
Teradata Corp. (a)	3,000	199,980
TIBCO Software, Inc. (a)	9,400	220,336
Ultimate Software Group, Inc. (a)	4,600	467,084
VeriFone Systems, Inc. (a)	5,300	184,016
Workday, Inc. (a)	4,000	213,680
		12,006,321
Technology Hardware & Equipment - 2.7%
Apple, Inc.	1,500	682,965
FEI Co.	2,300	140,208
QUALCOMM, Inc.	8,800	581,064
Riverbed Technology, Inc. (a)	4,200	81,480
Trimble Navigation Ltd (a)	6,500	406,250
		1,891,967
Telecommunication Services - 0.6%
SBA Communications Corp. (a)	5,600	390,096
Transportation - 1.9%
Delta Air Lines, Inc. (a)	18,000	250,020
Genesee & Wyoming, Inc. (a)	3,700	312,946
Kansas City Southern	5,100	474,861
Kirby Corp. (a)	4,100	289,665
		1,327,492
Total Common Stocks (Cost $57,988,624)		68,949,597

Short-Term Investment - 0.3%
Money Market Fund - 0.3%
AIM STIT-Treasury Portfolio, 0.02% (c)	233,581	233,581
Total Short-Term Investment (Cost $233,581)		233,581

Total Investments (Cost $58,222,205) - 100.3%		69,183,178
Liabilities in Excess of Other Assets - (0.3)%		(233,112)
Total Net Assets - 100.0%		$68,950,066

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Bermuda 0.3%; Canada 1.4%; Cayman Islands 0.3%;
France 0.8%; Ireland 0.2%; Italy 0.8%; Luxembourg 0.5%; Netherlands 1.9%; Norway 0.5%; Virgin Islands 0.4%;
(c) Variable rate security. The rate listed is as of January 31, 2013.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2013
(Unaudited)
	Shares	Value
Common Stocks - 96.9%
Australia - 1.0%
BHP Billiton Ltd. - ADR	30,000	$2,361,600
Belgium - 3.4%
Groupe Bruxelles Lambert SA	50,000	4,175,209
NV Bekaert SA	128,000	3,855,694
		8,030,903
Bermuda - 1.0%
Guoco Group Ltd.	192,500	2,308,392
Brazil - 1.7%
Itau Unibanco Holding SA	243,700	4,198,951
Canada - 0.6%
IAMGOLD Corp.	182,000	1,501,500
France - 12.6%
Bollore SA	17,100	6,164,442
Cie de St-Gobain	129,700	5,348,326
Haulotte Group SA (a)	182,500	1,514,040
Metropole Television SA	280,000	4,689,541
Nexans SA	77,584	4,025,153
Sanofi	52,740	5,145,890
Vivendi SA	158,759	3,403,718
		30,291,110
Germany - 6.9%
Deutsche Telekom AG	210,000	2,581,624
Infineon Technologies AG	590,000	5,323,290
Siemens AG - ADR	50,000	5,476,000
Wacker Neuson SE	220,000	3,282,869
		16,663,783
Hong Kong - 4.1%
Chow Tai Fook Jewellery Group Ltd.	1,600,000	2,549,965
Clear Media Ltd.	3,813,000	2,507,453
Television Broadcasts Ltd.	656,500	4,842,020
		9,899,438
Indonesia - 1.1%
Timah Persero Tbk PT	14,995,000	2,540,221
Ireland - 3.7%
CRH PLC	186,323	4,025,036
DCC PLC	145,500	4,725,604
		8,750,640
Italy - 3.1%
Sogefi SpA	1,250,000	3,818,789
Telecom Italia SpA	3,663,400	3,641,066
		7,459,855
Japan - 28.7%
Asics Corp.	259,300	3,689,095
Bridgestone Corp.	166,700	4,362,328
Canon, Inc. - ADR	85,000	3,108,450
Disco Corp.	85,900	4,724,993
Hitachi Ltd.	1,040,000	6,164,142
Horiba Ltd.	112,300	3,283,834
Hoya Corp.	250,600	4,836,886
Kao Corp.	180,000	5,165,072

Kyoto Kimono Yuzen Co., Ltd.	300,700	3,452,731
Makita Corp.	90,000	4,384,603
MISUMI Group, Inc.	137,500	3,613,237
Mitsubishi UFJ Financial Group, Inc.	750,000	4,273,060
Omron Corp.	190,400	4,526,542
SMC Corp.	28,300	4,895,905
Sumitomo Mitsui Financial Group, Inc. - ADR	80,000	647,200
Sumitomo Mitsui Financial Group, Inc.	90,000	3,612,007
Takata Corp.	206,200	4,160,304
		68,900,389
Luxembourg - 1.3%
SAF-Holland SA (a)	388,500	3,180,838
Netherlands - 6.2%
Akzo Nobel NV	73,600	5,035,647
TNT Express NV	414,000	3,181,070
Unilever NV - ADR	165,000	6,679,200
		14,895,917
Norway - 5.1%
Orkla ASA	720,000	6,352,670
Statoil ASA - ADR	225,000	5,969,250
		12,321,920
Singapore - 1.8%
Singapore Post Ltd.	4,345,000	4,247,930
Switzerland - 4.9%
Nestle SA	85,000	5,968,353
Novartis AG - ADR	85,000	5,764,700
		11,733,053
United Kingdom - 4.1%
Homeserve PLC	600,000	2,207,701
HSBC Holdings PLC - ADR	50,000	2,843,000
Tesco PLC	827,600	4,676,678
		9,727,379
United States - 5.6%
Aflac, Inc.	98,000	5,199,880
Freeport-McMoRan Copper & Gold, Inc.	124,900	4,402,725
Newmont Mining Corp.	90,000	3,866,400
		13,469,005
Total Common Stocks (Cost $203,845,153)		232,482,824

Short-Term Investment - 2.3%
Money Market Fund - 2.3%
AIM STIT-Treasury Portfolio, 0.02% (b)	5,499,212	5,499,212
Total Short-Term Investment (Cost $5,499,212)		5,499,212

Total Investments (Cost $209,344,365) - 99.2%		237,982,036
Other Assets in Excess of Liabilities - 0.8%		1,913,570
Total Net Assets - 100.0%		$239,895,606

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of January 31, 2013.

Schedule of Open Forward Currency Contracts
January 31, 2013
(Unaudited)

Counterparty of Contract	Forward Expiration Date	Currency to be Received	Currency to be delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Appreciation
U.S. Bank NA	2/12/2013	U.S. Dollars	Yen	800,000,000	9,159,606	410,527
						$410,527

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2013
(Unaudited)
	Shares	Value
Common Stocks - 88.7%
Gold Related Securities - 77.5%
Canada - 59.5%
Agnico Eagle Mines Ltd.	893,000	$40,926,190
Agnico Eagle Mines Ltd. (a)	210,837	9,645,571
Alacer Gold Corp. (b)	4,626,800	21,106,818
Alamos Gold, Inc.	2,546,400	38,915,358
Atac Resources Ltd. (b)(c)	10,963,700	20,115,873
B2Gold Corp. (b)	10,267,100	38,994,446
Banro Corp. (b)(c)	8,383,000	20,789,840
Barisan Gold Corp. (b)	877,100	92,336
Braeval Mining Corp. (b)	1,666,667	534,724
Brazilian Gold Corp. (b)	4,285,800	816,425
Corvus Gold, Inc. (b)(c)	2,079,901	2,766,268
Corvus Gold, Inc. (a)(b)(c)	1,500,000	1,985,161
Dalradian Resources, Inc. (b)	1,250,000	1,616,703
Detour Gold Corp. (b)	2,597,900	54,906,489
East Asia Minerals Corp. (a)(b)(c)	10,544,400	2,960,128
Eldorado Gold Corp.	8,189,885	91,726,712
Eldorado Gold Corp. (a)	1,000,000	11,179,066
Franco-Nevada Corp.	1,364,300	72,920,426
GoGold Resources, Inc. (b)	8,100,000	10,963,505
Goldcorp, Inc.	618,050	21,810,985
Goldcorp, Inc. (a)	2,138,010	75,304,082
IAMGOLD Corp.	3,816,796	31,488,567
International Tower Hill Mines Ltd. (b)(c)	5,738,836	11,994,167
International Tower Hill Mines Ltd. (a)(b)(c)	7,589,744	16,056,106
Kinross Gold Corp.	4,482,600	36,891,798
New Gold, Inc. (b)	5,440,240	52,770,328
Novagold Resources, Inc. (b)	4,181,300	18,481,346
Orezone Gold Corp. (b)	2,145,462	3,422,012
Osisko Mining Corp. (b)	9,695,500	67,170,548
Pan American Silver Corp.	2,248,098	39,364,196
Premier Gold Mines Ltd. (b)	986,000	3,400,682
Primero Mining Corp. (b)(c)	4,840,700	30,139,109
Regulus Resources, Inc. (b)	2,609,000	627,792
Riverstone Resources, Inc. (b)	3,204,000	1,445,558
Rockhaven Resources Ltd. (b)(c)	5,000,000	1,052,737
Romarco Minerals, Inc. (b)	16,887,800	14,861,264
Rubicon Minerals Corp. (b)	100,000	233,607
SEMAFO, Inc.	8,926,200	25,122,790
Silver Wheaton Corp.	2,659,875	92,696,644
Strategic Metals Ltd. (b)(c)	10,926,900	7,011,445
Sunward Resources Ltd. (b)	660,800	569,769
Torex Gold Resources, Inc. (b)(c)	25,260,500	50,652,697
Turquoise Hill Resources Ltd. - ADR (b)	4,645,632	36,003,648
Wesdome Gold Mines Ltd. (b)	1,469,700	1,311,443

Yamana Gold, Inc.	4,210,500	68,841,675
		1,151,687,034
Peru - 1.1%
Cia de Minas Buenaventura SA - ADR	703,600	20,819,524
South Africa - 1.7%
Gold Fields Ltd. - ADR	2,641,950	30,699,459
Gold Fields Ltd. (a)	166,249	1,928,462
Harmony Gold Mining Co., Ltd.	1	6
		32,627,927
United Kingdom - 3.3%
Randgold Resources Ltd. - ADR	677,900	63,831,064
United States - 11.9%
Allied Nevada Gold Corp. (b)	1,416,048	33,546,177
Electrum Ltd. (b)(d)(e)(f)	2,127,287	5,530,946
Gold Resource Corp. (c)	3,405,997	46,662,159
Newmont Mining Corp.	1,523,600	65,453,856
Royal Gold, Inc.	1,059,165	79,087,851
		230,280,989
Total Gold Related Securities		1,499,246,538
Other Precious Metals Related Securities - 10.0%
Canada - 9.1%
Bear Creek Mining Corp. (b)(c)	7,413,200	24,007,054
Ivanplats Ltd. - Class A (b)	7,147,300	34,396,471
Ivanplats Ltd. - Class B (b)(d)(e)(f)	5,775,415	26,404,544
MAG Silver Corp. (b)(c)	2,081,795	23,191,196
Scorpio Mining Corp. (b)(c)	25,668,419	25,370,665
Scorpio Mining Corp. (a)(b)(c)	522,400	518,524
Silver Range Resources Ltd. (b)(c)	3,450,000	1,046,346
Silvercrest Mines Inc. (b)	400,000	1,034,690
Tahoe Resources, Inc. (b)	2,474,100	39,912,041
		175,881,531
United States - 0.9%
Sunshine Silver Mines (b)(d)(e)(f)	1,633,545	17,560,609
Total Other Precious Metals Related Securities		193,442,140
Other Securities - 1.2%
Australia - 0.2%
Ivanhoe Australia Ltd. (b)	8,403,200	3,899,458
United Kingdom - 0.4%
Copper Development Corp. (b)	12,512,000	719,343
West African Minerals Corp. (b)	10,000,000	7,929,962
		8,649,305
United States - 0.6%
Gold Bullion International LLC (b)(d)(e)(f)	5,000,000	5,837,000
GoviEx Uranium Inc. (b)(d)(e)(f)	1,750,000	5,250,000
I-Pulse, Inc. (b)(d)(e)(f)	74,532	237,757
		11,324,757
Total Other Securities		23,873,520
Total Common Stocks (Cost $1,545,563,465)		1,716,562,198

Closed-End Mutual Fund - 1.0%
Gold Related Securities - 1.0%
Sprott Physical Gold Trust (b)	1,400,000	20,006,000

Total Closed-End Mutual Fund (Cost $14,500,000)		20,006,000

Private Fund - 1.2%
Gold Related Securities - 1.2%
United States - 1.2%
Eidesis Special Opportunities II LP (b)(d)(e)(f)	25,000	23,120,000
Total Private Fund (Cost $25,000,000)		23,120,000

	Ounces
Gold Bullion - 8.5%
Gold Bullion (b)	99,035	164,760,401
Total Gold Bullion (Cost $46,282,475)		164,760,401

	Shares
Warrants - 0.2%
Gold Related Securities - 0.2%
Canada - 0.2%
East Asia Minerals Corp.
Expiration: 12/15/2013, Exercise Price: CAD $0.78 (b)(c)(d)(e)(f)	6,500,000	322,589
GoGold Resources, Inc.
Expiration: 01/24/2015, Exercise Price: CAD $1.50 (b)(d)(e)(f)	4,050,000	1,718,022
Kinross Gold Corp.
Expiration: 09/03/2013, Exercise Price: CAD $32.00 (b)	108,032	812
Pan American Silver Corp.
Expiration: 01/04/2015, Exercise Price: CAD $35.00 (b)(d)(e)(f)	133,333	61,653
Primero Mining Corp.
Expiration: 07/20/2015, Exercise Price: CAD $8.00 (b)(c)	1,848,400	2,520,377
Regulus Resources, Inc.
Expiration: 03/06/2014, Exercise Price: CAD $1.60 (b)(d)(e)(f)	1,304,500	28,905
Riverstone Resources, Inc.
Expiration: 10/06/2013, Exercise Price: $1.87 (b)(d)(e)(f)	1,602,000	2,891
		4,655,249
Cayman Islands - 0.0%
Endeavour Mining Corp.
Expiration: 01/30/2014, Exercise Price: CAD $2.50 (b)	1,000,000	310,808
Total Gold Related Securities		4,966,057
Other Precious Metals Related Securities - 0.0%
Canada - 0.0%
Silver Range Resources Ltd.
Expiration: 02/10/2013, Exercise Price: CAD $0.85 (b)(c)	1,725,000	8,648
Total Other Precious Metals Related Securities		8,648
Total Warrants (Cost $1,314,861)		4,974,705

Short-Term Investment - 0.3
Money Market Fund - 0.3%
AIM STIT - Treasury Portfolio, 0.02% (g)	5,441,930	5,441,930
Total Short-Term Investment (Cost $5,441,930)		5,441,930

Total Investments (Cost $1,638,102,731) - 99.9%		1,934,865,234
Other Assets in Excess of Liabilities - 0.1%		1,070,405
Total Net Assets - 100.0%		$1,935,935,639

Percentages are stated as a percent of net assets.
ADR - American Depository Reciept
(a) Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(b) Non-income producing security.
(c) Affiliated company. See Footnote 3.
(d) Denotes a security is either fully or partially restricted to resale.
The aggregate value of restricted securites at January 31, 2013 was
$86,074,916, which represented 4.4% of net assets.
(e) Fair valued security.The aggregate value of fair valued securities as of
January 31, 2013 was $86,074,916, which represented 4.4% of net assets.
(f) Security is considered illiquid and may be difficult to sell.
(g) Variable rate security. The rate is as of Janauary 31, 2012.

The accompanying footnotes are an integral part of these Financial Statements.

The Delafield Fund
Schedule of Investments as of January 31, 2013
(Unaudited)
	Shares	Value
Common Stocks - 78.8%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	525,000	$35,826,000
Building Products - 0.5%
Griffon Corp.	650,000	7,670,000
Capital Markets - 1.1%
The Bank of New York Mellon Corp.	600,000	16,296,000
Chemicals - 14.4%
Ashland, Inc.	375,000	29,441,250
Celanese Corp.	545,000	25,549,600
Chemtura Corp. (a)	1,100,000	26,092,000
Eastman Chemical Co.	775,000	55,141,250
Ferro Corp. (a)	1,000,000	5,100,000
HB Fuller Co.	525,000	20,517,000
Minerals Technologies, Inc.	565,000	23,374,050
OM Group, Inc. (a)	100,000	2,762,000
PolyOne Corp.	1,475,000	32,214,000
		220,191,150
Commercial Services & Supplies - 3.6%
ACCO Brands Corp. (a)	2,000,000	16,660,000
Avery Dennison Corp.	800,000	30,808,000
Tyco International Ltd. (b)	250,000	7,557,500
		55,025,500
Communications Equipment - 1.0%
Harris Corp.	325,000	15,015,000
Computers & Peripherals - 0.7%
Hewlett-Packard Co.	675,000	11,144,250
Construction & Engineering - 1.0%
Aegion Corp. (a)	650,000	15,288,000
Containers & Packaging - 5.3%
Owens-Illinois, Inc. (a)	1,500,000	35,700,000
Sealed Air Corp.	1,750,000	32,760,000
Sonoco Products Co.	400,000	12,396,000
		80,856,000
Electrical Equipment - 3.0%
Acuity Brands, Inc.	265,000	18,232,000
Brady Corp.	400,000	13,956,000
Hubbell, Inc.	150,000	13,657,500
		45,845,500
Electronic Equipment, Instruments & Components - 6.2%
Checkpoint Systems, Inc. (a)(c)	1,325,000	15,979,500
Flextronics International Ltd. (a)(b)	4,500,000	27,945,000
Ingram Micro, Inc. (a)	1,100,000	19,998,000
Kemet Corp. (a)(c)	2,600,000	14,976,000
Plexus Corp. (a)	600,000	15,312,000
		94,210,500

Industrial Conglomerates - 1.9%
Carlisle Companies, Inc.	450,000	28,867,500
Insurance - 1.4%
XL Group PLC (b)	750,000	20,790,000
Machinery - 15.9%
Albany International Corp.	600,000	15,036,000
Crane Co.	425,000	21,369,000
Dover Corp.	725,000	50,155,500
Federal Signal Corp. (a)	1,200,000	9,648,000
Harsco Corp.	700,000	17,843,000
IDEX Corp.	325,000	16,214,250
Ingersoll-Rand PLC (b)	475,000	24,410,250
Kennametal, Inc.	890,000	36,498,900
Stanley Black & Decker, Inc.	435,000	33,421,050
Timken Co.	350,000	18,763,500
		243,359,450
Metals & Mining - 5.7%
AM Castle & Co. (a)	900,000	15,165,000
Carpenter Technology Corp.	750,000	39,247,500
Horsehead Holding Corp. (a)	500,000	4,980,000
Molycorp, Inc. (a)	1,850,000	13,653,000
Universal Stainless & Alloy (a)(c)	410,000	14,649,300
		87,694,800
Professional Services - 1.7%
TrueBlue, Inc. (a)(c)	1,550,000	26,644,500
Semiconductors & Semiconductor Equipment - 6.5%
Brooks Automation, Inc.	1,600,000	14,976,000
Diodes, Inc. (a)	611,500	11,630,730
Fairchild Semiconductor International, Inc. (a)	1,835,000	27,102,950
Infineon Technologies AG (b)	2,000,000	18,045,052
LTX-Credence Corp. (a)(c)	2,150,000	13,201,000
Teradyne, Inc. (a)	950,000	15,352,000
		100,307,732
Specialty Retail - 3.4%
Staples, Inc.	2,750,000	37,070,000
The Finish Line, Inc.	825,000	15,378,000
		52,448,000
Textiles, Apparel & Luxury Goods - 0.8%
Maidenform Brands, Inc. (a)(c)	625,000	12,131,250
Trading Companies & Distributors - 2.4%
Rush Enterprises, Inc. (a)	475,000	11,238,500
WESCO International, Inc. (a)	350,000	25,525,500
		36,764,000
Total Common Stocks (Cost $889,239,913)		1,206,375,132

Real Estate Investment Trust (REIT) - 0.4%
Real Estate - 0.4%
Kimco Realty Corp.	300,000	6,231,000
Total Real Estate Investment Trust (Cost $1,933,802)		6,231,000

	Principal
	Amount
Corporate Bonds - 2.4%
Commercial Banks - 0.6%
BNP Paribas SA (b)
1.205%, 01/10/2014	$5,000,000	5,025,275
Royal Bank of Canada (b)
0.535%, 01/06/2015	5,000,000	5,005,270
		10,030,545
Diversified Finanical Services - 1.8%
The Goldman Sachs Group, Inc.
1.296%, 02/07/2014 (d)	13,000,000	13,060,632
General Electric Capital Corp.
0.685%, 01/09/2015 (d)	14,000,000	14,017,724
		27,078,356
Total Corporate Bonds (Cost $37,138,270)		37,108,901

	Shares
Short-Term Investments - 18.8%
Money Market Funds - 5.7%
AIM STIT-Treasury Portfolio, 0.02% (d)	73,812,465	73,812,465
First American Treasury Obligations Fund, 0.00% (d)	12,906,968	12,906,967
		86,719,432

	Principal
	Amount
U.S. Treasury Bills - 13.1%
0.033%, 02/28/2013 (e)	$50,000,000	49,998,722
0.078%, 03/28/2013 (e)	50,000,000	49,994,125
0.060%, 04/25/2013 (e)	50,000,000	49,993,100
0.081%, 05/16/2013 (e)	50,000,000	49,990,250
		199,976,197
Total Short-Term Investments (Cost $286,693,812)		286,695,629

Total Investments (Cost $1,215,005,797) - 100.4%		1,536,410,662
Liabilities in Excess of Other Assets - (0.4)%		(5,783,395)
Total Net Assets - 100.0%		$1,530,627,267

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration (including ADRs) was as follows: Canada 0.3%; France 0.3%; Germany 1.2%; Ireland 3.0%;
Singapore 1.8%; Switzerland 0.5%
(c) Affiliated company. See Footnote 3.
(d) Variable rate security. The rate listed is as of January 31, 2013.
(e) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of January 31, 2013
(Unaudited)
	Shares	Value
Common Stocks - 90.2%
Chemicals - 9.5%
Ashland, Inc.	33,600	$2,637,936
Celanese Corp.	60,000	2,812,800
Minerals Technologies, Inc.	61,000	2,523,570
		7,974,306
Commercial Services & Supplies - 7.3%
ACCO Brands Corp. (a)	383,000	3,190,390
Avery Dennison Corp.	77,600	2,988,376
		6,178,766
Computers & Peripherals - 0.2%
Logitech International SA (b)	27,500	182,600
Containers & Packaging - 5.9%
Owens-Illinois, Inc. (a)	107,000	2,546,600
Sonoco Products Co.	77,400	2,398,626
		4,945,226
Electrical Equipment - 2.8%
Acuity Brands, Inc.	34,500	2,373,600
Electronic Equipment, Instruments & Components - 7.2%
Checkpoint Systems, Inc. (a)(c)	255,000	3,075,300
Flextronics International Ltd. (a)(b)	472,200	2,932,362
		6,007,662
Household Durables - 4.2%
Universal Electronics, Inc. (a)	184,115	3,516,597
Industrial Conglomerates - 3.4%
Carlisle Companies, Inc.	44,500	2,854,675
Internet Software & Services - 3.7%
j2 Global, Inc.	96,300	3,064,266
IT Services - 2.1%
EPAM Systems, Inc. (a)	87,000	1,802,640
Leisure Equipment & Products - 1.7%
Summer Infant, Inc. (a)(c)	814,933	1,434,282
Machinery - 21.2%
Albany International Corp.	119,500	2,994,670
Harsco Corp.	115,000	2,931,350
Ingersoll-Rand PLC (b)	58,000	2,980,620
Kennametal, Inc.	96,000	3,936,960
Stanley Black & Decker, Inc.	39,900	3,065,517
Trimas Corp. (a)	60,300	1,862,667
		17,771,784
Metals & Mining - 2.6%
Carpenter Technology Corp.	41,500	2,171,695
Professional Services - 4.2%
Stantec, Inc. (b)	87,600	3,569,700
Semiconductors & Semiconductor Equipment - 2.1%
Diodes, Inc. (a)	92,500	1,759,350

Software - 4.4%
Monotype Imaging Holdings, Inc.	204,000	3,688,320
Specialty Retail - 4.0%
Staples, Inc.	247,000	3,329,560
Textiles, Apparel & Luxury Goods - 3.7%
Maidenform Brands, Inc. (a)(c)	160,400	3,113,364
Total Common Stocks (Cost $62,891,305)		75,738,393

Short-Term Investments - 10.3%
Money Market Funds - 7.9%
AIM STIT-Treasury Portfolio, 0.02% (d)	4,080,025	4,080,025
First American Treasury Obligations Fund, 0.00% (d)	2,531,271	2,531,271
		6,611,296

	Principal
	Amount
U.S. Treasury Bill - 2.4%
0.064%, 03/28/2013 (e)	$2,000,000	1,999,809
Total Short-Term Investments (Cost $8,611,105)		8,611,105

Total Investments (Cost $71,502,410) - 100.5%		84,349,498
Liabilities in Excess of Other Assets - (0.5)%		(458,012)
Total Net Assets - 100.0%		$83,891,486

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Canada 4.2%; Ireland 3.6%;
Singapore 3.5%; Switzerland 0.2%.
(c) Affiliated company. See Footnote 3.
(d) Variable rate security. The rate shown is as of January 31, 2013.
(e) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedule of Investments.

1) Fair Valuation Pricing Inputs (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the mean between the latest bid and ask price will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by an independent pricing service.  These securities will generally be classified as Level 2 securities.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 1.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Advisor puruant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by at pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions.  This private fund investment is subject to an initial holding period of one year and, thereafter, can only be disposed of on the last day of a given month with notice given 25 business days in advance of redemption.  If the Gold Fund redeems the investment before the end of the initial holding period, it would incur a penalty of 4% to 1% of the net worth of the investment to be withdrawn on the withdrawal date.  This restriction expired on December 31, 2012.  This investment is currently valued at $23,120,000, which represents 1.2% of the Gold Fund's net assets.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of January 31, 2013, involving the Funds' assets carried at fair value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Common Stocks*	$352,199,065	$-	$-	$352,199,065

REITs *	9,036,000	-	-	9,036,000

Warrants*	-	-	-	-

Money Market Fund	1,033,704	-	-	1,033,704

Total Fund	$362,268,769	$-	$-	$362,268,769

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$68,949,597	$-	$-	$68,949,597

Money Market Fund	233,581	-	-	233,581

Total Fund	$69,183,178	$-	$-	$69,183,178

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$232,482,824	$-	$-	$232,482,824

Money Market Fund	5,499,212	-	-	5,499,212

Total Fund	$237,982,036	$-	$-	$237,982,036

Other Financial Instruments**
Total Forward Currency Contracts	$-	$410,527	$-	$410,527

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Gold Related	$1,486,474,575	$7,241,017	$5,530,946	$1,499,246,538
Other Precious Metals Related	148,430,641	27,450,890	17,560,609	193,442,140
Other	23,873,520	-	`	23,873,520
Total Common Stocks	1,658,778,736	34,691,907	23,091,555	1,716,562,198

Closed End Mutual Fund*	20,006,000	-	-	20,006,000

Private Fund*	-	-	23,120,000	23,120,000

Warrants*	-	4,974,705	-	4,974,705

Gold Bullion	164,760,401	-	-	164,760,401

Money Market	5,441,930	-	-	5,441,930

Total Fund	$1,848,987,067	$39,666,612	$46,211,555	$1,934,865,234

The Delafield Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,206,375,132	$-	$-	$1,206,375,132

Corporate Bonds*	-	37,108,901	-	37,108,901

Real Estate Investment Trust (REIT)	6,231,000	-	-	6,231,000

Money Market Funds	86,719,432	-	-	86,719,432

U.S. Treasury Bills	-	199,976,197	-	199,976,197

Total Fund	$1,299,325,564	$237,085,098	$-	$1,536,410,662

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$75,738,393	$-	$-	$75,738,393

Money Market Fund	6,611,296	-	-	6,611,296

U.S. Treasury Bills	-	1,999,809	-	1,999,809

Total Fund	$82,349,689	$1,999,809	$-	$84,349,498

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Transfers Into Level 1	$-	$929,100	$-	$5,356,279	$-	$-
Transfers Out of Level 1	-	-	-	(8,287,363)	-	-
Net Transfers Into/(Out of ) Level 1	-	929,100	-	(2,931,084)	-	-
Transfers Into Level 2	-	-	-	8,287,363	-	-
Transfers Out of Level 2	-	(929,100)	-	(5,356,279)	-	-
Net Transfers Into/(Out of ) Level 2	$-	$(929,100)	$-	$2,931,084	$-	$-

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Beginning Balance - November 1, 2012	$-	$-	$-	$58,132,557	$-	$-
Purchases	-	-	-	-	-	-
Sales	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-
Change in unrealized depreciation	-	-	-	(596,245)	-	-
Transfers in/(out) of Level 3	-	-	-	-	-	-
	$-	$-	$-	$57,536,312	$-	$-

The movement from Level 2 to Level 1 in the Opportunity Fund was due to the sales restrictions being lifted on a security during the period ended January 31, 2013.
The movement from Level 2 to Level 1 in the Gold Fund was due to the release of restrictions on securities and the conversion of warrants to common stock. The movement from Level 1 to Levels 2 was from the securities being priced using the mean of the bid and ask price due to the lack of trading volume on January 31, 2013.

Transfers between levels are recognized at the end of the reporting period.

Type of Security	Industry	Fair Value at 1/31/2013	Valuation Techniques	Unobservable Inputs	Range
Common Stock
	Gold Related	$5,530,946	Latest company financing price	Financing prices	N/A

	Other Precious Metals Related	17,560,609	Discounted Cash Flow and Net Asset Value of Resources	Discount applied to cash flows	5%
				Discount to market value of resources	25% - 65%
	Other	5,487,757	Latest company financing price	Financing prices	N/A

	Gold Related	5,837,000	Cost	Cost	N/A
		23,120,000	NAV from Custodian	Illiquidity discount	2%

The significant unobservable inputs used in the fair value measurement of the Trust's common stocks are the most recent financing prices of the portfolio company, which approximates the companies' value in the market place; net asset value of resources and the discounted cash flows from the sale of the mineral resources, which approximates what the company could recieve selling its mineral deposits once mined; and the cost of the portfolio security, which approximates fair value in this case.  The significant unobservable inputs for the private fund is the discount for illiquidity applied to the Net Asset Value per share determined by the private fund's custodian.

Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' finanical position and market value.  An increase in the discount applied to the value of resources, future expected cash flows, or to account for illiquidity would decrease the value of the portfolio security.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process.  The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities.  The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to different types of risk, including exchange rate risk.  The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the International Value Fund, the Advisor used forward currency contracts to adjust exposure to foreign exchange rate risk.

The Tocqueville International Value Fund

Balance Sheet - Values of Derivative Instruments as of January 31, 2013.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Forward Currency Contracts	Appreciation on forward currency contracts	$ 410,527		$ -
Total		$ 410,527		$ -

Derivatives Risk

     The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.  The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered.  The use of forward currency contracts does not create leverage in the Funds.

The average monthly notional amount of forward currency contracts during the period ended January 31, 2013 was as follows:

International Value Fund
Long Positions	$ -
Forward currency contracts
Short Positions	$ 11,772,139
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at January 31, 2013 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the "Funds"), were as follows*:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Cost of Investments	$292,408,694	$58,222,205	$209,344,365	$1,638,102,731	$1,215,005,797	$71,502,410
Gross unrealized appreciation	$79,882,654	$12,192,052	$37,789,056	$634,986,574	$343,653,977	$17,072,228
Gross unrealized depreciation	(10,022,579)	(1,231,079)	(9,151,385)	(338,224,071)	(22,249,112)	(4,225,140)
Net unrealized appreciation	$69,860,075	$10,960,973	$28,637,671	$296,762,503	$321,404,865	$12,847,088

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2012 through January 31, 2013.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2012		Additions		Reductions		Share Balance			Value at	Cost at
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	at January 31, 2013	Dividend Income	Realized Gain/(Loss)	January 31, 2013	January 31, 2013

The Tocqueville Gold Fund

Atac Resources Ltd.	10,261,700	$ 37,121,703	702,000	$ 1,968,031	-	$ -	10,963,700	$ -	$ -	$ 20,115,873	$ 39,089,734
Atac Resources Ltd. (b)	702,000	1,968,031	-	-	(702,000)	(1,968,031)	-	-	-	-	-
Atac Resources Ltd. Warrants	351,000	-	-	-	(351,000)	-	-	-	-	-	-
Banro Corp.	8,383,000	23,196,565	-	-	-	-	8,383,000	-	-	20,789,840	23,196,565
Bear Creek Mining Corp.	6,061,800	23,977,515	1,351,400	4,783,666	-	-	7,413,200	-	-	24,007,054	28,761,181
Blue Gold Mining, Inc. (a)(c)	4,000,000	3,845,969	-	-	(4,000,000)	(3,845,969)	-	-	-	-	-
Blue Gold Mining, Inc. Warrants (a)(c)	2,000,000	-	-	-	(2,000,000)	-	-	-	-	-	-
Corvus Gold, Inc.	2,079,901	1,617,492	-	-	-	-	2,079,901	-	-	2,766,268	1,617,492
Corvus Gold, Inc.	1,500,000	1,002,144	-	-	-	-	1,500,000	-	-	1,985,161	1,002,144
East Asia Minerals Corp.	10,544,400	21,793,116	-	-	-	-	10,544,400	-	-	2,960,128	21,793,116
East Asia Minerals Corp. Warrants	6,500,000	-	-	-	-	-	6,500,000	-	-	322,589	-
Eidesis Special Opportunities II LP (a)	25,000	25,000,000	-	-	-	-	25,000	-	-	23,120,000	25,000,000
Gold Bullion International LLC (a)	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	5,837,000	5,000,000
Gold Resource Corp.	3,655,997	37,246,000	-	-	(250,000)	(1,000,000)	3,405,997	643,079	2,738,144	46,662,159	36,246,000
International Tower Hill Mines Ltd.	5,738,836	20,953,120	-	-	-	-	5,738,836	-	-	11,994,167	20,953,120
International Tower Hill Mines Ltd.	5,666,667	33,656,021	1,923,077	4,974,877	-	-	7,589,744	-	-	16,056,106	38,630,898
International Tower Hill Mines Ltd. (b)	1,923,077	4,974,877	-	-	(1,923,077)	(4,974,877)	-	-	-	-	-
MAG Silver Corp.	1,218,000	12,876,363	863,795	9,513,003	-	-	2,081,795	-	-	23,191,196	22,389,366
Primero Mining Corp.	4,840,700	24,573,319	-	-	-	-	4,840,700	-	-	30,139,109	24,573,319
Primero Mining Corp. Warrants	1,848,400	-	-	-	-	-	1,848,400	-	-	2,520,377	-
Rockhaven Resources Ltd.	5,000,000	6,265,337	-	-	-	-	5,000,000	-	-	1,052,737	6,265,337
Scorpio Mining Corp.	25,668,419	23,975,473	-	-	-	-	25,668,419	-	-	25,370,665	23,975,473
Scorpio Mining Corp.	522,400	984,285	-	-	-	-	522,400	-	-	518,524	984,285
Silver Range Resources Ltd.	3,450,000	-	-	-	-	-	3,450,000	-	-	1,046,346	-
Silver Range Resources Ltd. Warrants	1,725,000	-	-	-	-	-	1,725,000	-	-	8,648	-
Strategic Metals Ltd.	10,926,900	15,810,172	-	-	-	-	10,926,900	-	-	7,011,445	15,810,172
Sunshine Silver Mines (a)	1,633,545	18,353,107	-	-	-	-	1,633,545	-	-	17,560,609	18,353,107
Torex Gold Mining	25,250,600	42,051,513	9,900	22,179	-	-	25,260,500	-	-	50,652,697	42,073,692
		$ 349,120,419		$ 19,293,725		$ (11,788,877)		$ 643,079	$ 2,738,144	$ 315,572,825	$ 356,625,267

The Delafield Fund

Checkpoint Systems, Inc.	2,250,000	34,749,063	-	-	(925,000)	(16,113,697)	1,325,000	-	(7,100,146)	15,979,500	18,635,366
Kemet Corp.	2,000,000	11,848,966	600,000	2,618,973	-	-	2,600,000	-	-	14,976,000	14,467,939
LTX-Credence Corp.	2,150,000	15,463,159	-	-	-	-	2,150,000	-	-	13,201,000	15,463,159
Maidenform Brands, Inc.	625,000	11,372,034	-	-	-	-	625,000	-	-	12,131,250	11,372,034
TrueBlue, Inc.	1,550,000	20,893,292	-	-	-	-	1,550,000	-	-	26,644,500	20,893,292
Universal Stainless & Alloy	425,000	12,856,365	500	15,649	(15,500)	(614,673)	410,000	-	(41,902)	14,649,300	12,257,341
		$ 107,182,879		$ 2,634,622		$ (16,728,370)		$ -	$ (7,142,048)	$ 97,581,550	$ 93,089,131

The Tocqueville Select Fund

Checkpoint Systems, Inc.	255,000	3,303,378	-	-	-	-	255,000	-	-	3,075,300	3,303,378
Maidenform Brands, Inc.	160,400	3,362,679	-	-	-	-	160,400	-	-	3,113,364	3,362,679
Summer Infant, Inc.	739,933	3,816,381	75,000	155,060	-	-	814,933	-	-	1,434,282	3,971,441
		$ 10,482,438		$ 155,060		$ -		$ -	$ -	$ 7,622,946	$ 10,637,498

(a) Security is no longer an affiliated company at January 31, 2013.
(b) Private security restrictions lifted during period and combined with other non restricted securities.
(c) Merger and name change to Riverstone Resources, Inc.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          The Tocqueville Trust

By (Signature and Title)    /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date          March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert W. Kleinschmidt
   Robert W. Kleinschmidt, President

Date          March 20, 2013

By (Signature and Title)*   /s/ John Cassidy
 John Cassidy, Treasurer

Date          March 20, 2013

* Print the name and title of each signing officer under his or her signature.